UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

CLEARBRIDGE EQUITY INCOME FUND

FORM N-Q

SEPTEMBER 30, 2014

CLEARBRIDGE EQUITY INCOME FUND

Schedule of investments (unaudited)	September 30, 2014

SECURITY	SHARES	VALUE
COMMON STOCKS - 89.9%
CONSUMER DISCRETIONARY - 7.2%
Automobiles - 0.6%
Honda Motor Co., Ltd., ADR	990,202	$33,944,125

Media - 4.6%
Comcast Corp., Special Class A Shares	2,262,610	121,049,635
Time Warner Inc.	1,608,980	121,011,386
Walt Disney Co.	356,280	31,719,608

Total Media		273,780,629

Specialty Retail - 2.0%
Home Depot Inc.	1,257,020	115,319,015

TOTAL CONSUMER DISCRETIONARY		423,043,769

CONSUMER STAPLES - 9.8%
Beverages - 1.7%
Anheuser-Busch InBev NV, ADR	651,490	72,217,666
PepsiCo Inc.	323,840	30,146,266

Total Beverages		102,363,932

Food & Staples Retailing - 2.5%
Costco Wholesale Corp.	371,070	46,502,493
Wal-Mart Stores Inc.	1,303,190	99,654,939

Total Food & Staples Retailing		146,157,432

Food Products - 1.8%
Nestle SA, ADR	1,438,000	105,879,940

Household Products - 3.8%
Kimberly-Clark Corp.	1,062,330	114,274,838
Procter & Gamble Co.	1,276,010	106,853,077

Total Household Products		221,127,915

TOTAL CONSUMER STAPLES		575,529,219

ENERGY - 9.3%
Energy Equipment & Services - 2.6%
Schlumberger Ltd.	1,479,760	150,476,795

Oil, Gas & Consumable Fuels - 6.7%
Chevron Corp.	851,509	101,602,054
Exxon Mobil Corp.	1,586,439	149,204,588
Occidental Petroleum Corp.	427,430	41,097,394
Spectra Energy Corp.	2,657,550	104,335,413

Total Oil, Gas & Consumable Fuels		396,239,449

TOTAL ENERGY		546,716,244

FINANCIALS - 12.6%
Consumer Finance - 2.0%
American Express Co.	1,323,420	115,852,187

Diversified Financial Services - 3.2%
Berkshire Hathaway Inc., Class B Shares	1,345,300	185,839,742	*

Insurance - 3.1%
MetLife Inc.	1,612,814	86,640,368
Travelers Cos. Inc.	1,018,810	95,707,012

Total Insurance		182,347,380

Real Estate Investment Trusts (REITs) - 3.9%
American Tower Corp.	1,357,560	127,108,343
Simon Property Group Inc.	251,400	41,335,188
Washington Prime Group Inc.	125,700	2,197,236

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Real Estate Investment Trusts (REITs) - 3.9% (continued)
Weyerhaeuser Co.	1,942,060	$61,874,031

Total Real Estate Investment Trusts (REITs)		232,514,798

Thrifts & Mortgage Finance - 0.4%
People’s United Financial Inc.	1,668,830	24,147,970

TOTAL FINANCIALS		740,702,077

HEALTH CARE - 9.2%
Biotechnology - 1.2%
Amgen Inc.	502,780	70,620,479

Health Care Providers & Services - 2.2%
UnitedHealth Group Inc.	1,533,190	132,237,637

Pharmaceuticals - 5.8%
Bristol-Myers Squibb Co.	573,170	29,334,841
Johnson & Johnson	1,155,547	123,169,755
Merck & Co. Inc.	1,468,180	87,033,710
Pfizer Inc.	3,432,350	101,494,589

Total Pharmaceuticals		341,032,895

TOTAL HEALTH CARE		543,891,011

INDUSTRIALS - 15.6%
Aerospace & Defense - 1.8%
Raytheon Co.	1,073,180	109,056,552

Air Freight & Logistics - 2.8%
C.H. Robinson Worldwide Inc.	1,201,120	79,658,278
United Parcel Service Inc., Class B Shares	865,140	85,034,611

Total Air Freight & Logistics		164,692,889

Commercial Services & Supplies - 1.7%
Waste Management Inc.	2,155,910	102,470,402

Electrical Equipment - 0.5%
Eaton Corp. PLC	425,000	26,932,250

Industrial Conglomerates - 6.5%
3M Co.	894,320	126,707,258
General Electric Co.	5,361,680	137,366,241
United Technologies Corp.	1,124,290	118,725,024

Total Industrial Conglomerates		382,798,523

Road & Rail - 2.3%
Union Pacific Corp.	1,241,380	134,590,420

TOTAL INDUSTRIALS		920,541,036

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 2.0%
QUALCOMM Inc.	1,575,560	117,804,621

Electronic Equipment, Instruments & Components - 0.4%
Corning Inc.	1,337,290	25,863,188

IT Services - 1.4%
Automatic Data Processing Inc.	997,810	82,898,055

Semiconductors & Semiconductor Equipment - 1.7%
Intel Corp.	1,989,930	69,289,363
Texas Instruments Inc.	601,160	28,669,320

Total Semiconductors & Semiconductor Equipment		97,958,683

Software - 3.2%
Microsoft Corp.	2,861,150	132,642,914

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Software - 3.2% (continued)
Oracle Corp.	1,453,000	$55,620,840

Total Software		188,263,754

Technology Hardware, Storage & Peripherals - 1.8%
Apple Inc.	667,380	67,238,535
EMC Corp.	1,245,430	36,441,282

Total Technology Hardware, Storage & Peripherals		103,679,817

TOTAL INFORMATION TECHNOLOGY		616,468,118

MATERIALS - 5.6%
Chemicals - 3.5%
E.I. du Pont de Nemours & Co.	950,540	68,210,750
Ecolab Inc.	273,860	31,447,344
PPG Industries Inc.	385,470	75,837,368
Praxair Inc.	222,700	28,728,300

Total Chemicals		204,223,762

Metals & Mining - 0.9%
Freeport-McMoRan Inc.	1,659,460	54,181,369

Paper & Forest Products - 1.2%
International Paper Co.	1,491,090	71,184,637

TOTAL MATERIALS		329,589,768

TELECOMMUNICATION SERVICES - 4.1%
Diversified Telecommunication Services - 3.6%
AT&T Inc.	2,606,380	91,848,831
Verizon Communications Inc.	2,385,916	119,271,941

Total Diversified Telecommunication Services		211,120,772

Wireless Telecommunication Services - 0.5%
Vodafone Group PLC, Sponsored ADR	944,716	31,071,709

TOTAL TELECOMMUNICATION SERVICES		242,192,481

UTILITIES - 6.0%
Electric Utilities - 2.0%
Exelon Corp.	2,000,000	68,180,000
NextEra Energy Inc.	529,270	49,687,868

Total Electric Utilities		117,867,868

Gas Utilities - 1.1%
UGI Corp.	1,960,950	66,848,785

Multi-Utilities - 2.9%
CenterPoint Energy Inc.	2,287,790	55,982,221
National Grid PLC	2,009,680	28,930,979

See Notes to Schedule of Investments.

CLEARBRIDGE EQUITY INCOME FUND

Schedule of investments (unaudited) (cont’d)	September 30, 2014

SECURITY	SHARES	VALUE
Multi-Utilities - 2.9% (continued)
Wisconsin Energy Corp.	2,000,000	$86,000,000

Total Multi-Utilities		170,913,200

TOTAL UTILITIES		355,629,853

TOTAL COMMON STOCKS (Cost - $4,052,240,958)		5,294,303,576

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.8%
FINANCIALS - 0.8%
Banks - 0.3%
Wells Fargo & Co.	7.500%		14,406	17,323,359

Insurance - 0.5%
MetLife Inc.	5.000%		872,310	26,858,425

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost - $37,888,364)				44,181,784

			SHARES/UNITS
MASTER LIMITED PARTNERSHIPS - 3.5%
Financials - 0.9%
Blackstone Group LP			1,700,000	53,516,000

Global Infrastructure - 2.6%
Brookfield Infrastructure Partners LP			2,412,840	91,687,920
Brookfield Renewable Energy Partners LP			1,207,749	36,816,421
Brookfield Renewable Energy Partners LP			799,920	24,373,562

Total Global Infrastructure				152,877,903

TOTAL MASTER LIMITED PARTNERSHIPS (Cost - $174,475,948)				206,393,903

		MATURITY DATE	FACE AMOUNT
ASSET-BACKED SECURITIES - 0.0%
Finance America Net Interest Margin Trust, 2004-1A (Cost - $73,449)	5.250%	6/27/34	$73,417	1	(a)(b)(c)

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $4,264,678,719)				5,544,879,264

SHORT-TERM INVESTMENTS - 5.8%
Repurchase Agreements - 5.8%
Interest in $1,332,731,000 joint tri-party repurchase agreement dated 9/30/14 with RBS Securities Inc.; Proceeds at maturity - $342,233,010; (Fully collateralized by various U.S. government obligations, 0.125% to 3.875% due 4/15/15 to 2/15/44; Market value - $349,077,694) (Cost - $342,233,000)	0.001%	10/1/14	342,233,000	342,233,000

TOTAL INVESTMENTS - 100.0% (Cost - $4,606,911,719#)				5,887,112,264
Other Assets in Excess of Liabilities - 0.0%				1,349,691

TOTAL NET ASSETS - 100.0%				$5,888,461,955

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	The coupon payment on these securities is currently in default as of September 30, 2014.

(c)	Illiquid security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Equity Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks	$5,294,303,576	—	—	$5,294,303,576
Convertible preferred stocks	44,181,784	—	—	44,181,784
Master limited partnerships	206,393,903	—	—	206,393,903
Asset-backed securities	—	$1	—	1

Total long-term investments	$5,544,879,263	$1	—	$5,544,879,264

Short-term investments†	—	342,233,000	—	342,233,000

Total investments	$5,544,879,263	$342,233,001	—	$5,887,112,264

†	See Schedule of Investments for additional detailed categorizations.

(b) Repurchase agreements. The Fund may enter into repurchase agreements with institutions that its investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. Under the terms of a typical repurchase agreement, the Fund acquires a debt security subject to an obligation of the seller to repurchase, and of the Fund to resell, the security at an agreed-upon price and time, thereby determining the yield during the Fund’s holding period. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian, acting on the Fund’s behalf, take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction maturity exceeds one business day, the value of the collateral is marked-to-market and measured against the value of the agreement in an effort to ensure the adequacy of the collateral. If the counterparty defaults, the Fund generally has the right to use the collateral to satisfy the terms of the repurchase transaction. However, if the market value of the collateral declines during the period in which the Fund seeks to assert its rights or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(e) Master limited partnerships. Entities commonly referred to as “MLPs” are generally organized under state law as limited partnerships or limited liability companies. To be treated as a partnership for U.S. federal income tax purposes, an MLP whose units are traded on a securities exchange must receive at least 90% of its income from qualifying sources such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, processing, mining, refining, marketing and transportation (including pipelines) of oil and

Notes to Schedule of Investments (unaudited) (continued)

gas, minerals, geothermal energy, fertilizer, timber or industrial source carbon dioxide. An MLP consists of a general partner and limited partners (or in the case of MLPs organized as limited liability companies, a managing member and members). The general partner or managing member typically controls the operations and management of the MLP and has an ownership stake in the partnership. The limited partners or members, through their ownership of limited partner or member interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. The MLPs themselves generally do not pay U.S. federal income taxes. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate level tax and tax on corporate dividends). Currently, most MLPs operate in the energy and/or natural resources sector.

(f) Credit and market risk. Investments in securities that are collateralized by residential real estate mortgages are subject to certain credit and liquidity risks. When market conditions result in an increase in default rates of the underlying mortgages and the foreclosure values of underlying real estate properties are materially below the outstanding amount of these underlying mortgages, collection of the full amount of accrued interest and principal on these investments may be doubtful. Such market conditions may significantly impair the value and liquidity of these investments and may result in a lack of correlation between their credit ratings and values.

(g) Security transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At September 30, 2014, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$1,310,192,055
Gross unrealized depreciation	(29,991,510)

Net unrealized appreciation	$1,280,200,545

3. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended September 30, 2014, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	November 25, 2014

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	November 25, 2014